Provision for Income Taxes (Details 2) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating loss before non-deductible items	$ (38,244)	$ (36,028)
Tax rate	34.00%	0.00%
Total deferred tax assets	$ 13,003	$ 12,250
Less: Valuation allowance	(13,003)	(12,250)
Net deferred tax assets